Portfolio of Investments
Wanger Acorn, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 4.4%
Entertainment 3.4%
Live Nation Entertainment, Inc.(a)	64,669	4,917,431
Roblox Corp., Class A(a)	105,464	3,779,830
Take-Two Interactive Software, Inc.(a)	51,128	5,572,952
Total		14,270,213
Media 1.0%
Trade Desk, Inc. (The), Class A(a)	69,254	4,137,926
Total Communication Services		18,408,139
Consumer Discretionary 17.0%
Auto Components 1.0%
Dorman Products, Inc.(a)	48,062	3,946,851
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	80,082	4,616,727
Chegg, Inc.(a)	144,931	3,053,696
Total		7,670,423
Hotels, Restaurants & Leisure 6.6%
Churchill Downs, Inc.	45,139	8,312,347
Planet Fitness, Inc., Class A(a)	111,629	6,436,528
Wingstop, Inc.	99,780	12,514,408
Total		27,263,283
Household Durables 2.3%
Skyline Champion Corp.(a)	181,945	9,619,432
Internet & Direct Marketing Retail 1.2%
Etsy, Inc.(a)	47,724	4,778,604
Specialty Retail 4.1%
Five Below, Inc.(a)	62,953	8,666,740
Floor & Decor Holdings, Inc., Class A(a)	45,780	3,216,503
Williams-Sonoma, Inc.	43,478	5,123,882
Total		17,007,125
Total Consumer Discretionary		70,285,718
Consumer Staples 3.0%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	65,674	4,781,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
WD-40 Co.	43,092	7,572,988
Total Consumer Staples		12,354,712
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Antero Resources Corp.(a)	126,108	3,850,077
Devon Energy Corp.	95,641	5,750,893
Diamondback Energy, Inc.	42,436	5,111,841
Total		14,712,811
Total Energy		14,712,811
Financials 5.1%
Banks 1.5%
Lakeland Financial Corp.	48,769	3,550,871
Pinnacle Financial Partners, Inc.	30,895	2,505,584
Total		6,056,455
Capital Markets 3.1%
Ares Management Corp., Class A	86,010	5,328,319
GCM Grosvenor, Inc., Class A(b)	537,131	4,237,964
Houlihan Lokey, Inc., Class A	46,242	3,485,722
Total		13,052,005
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	52,787	2,144,208
Total Financials		21,252,668
Health Care 18.7%
Biotechnology 3.0%
Insmed, Inc.(a)	138,754	2,988,761
Intellia Therapeutics, Inc.(a)	30,137	1,686,466
Iovance Biotherapeutics, Inc.(a)	107,160	1,026,593
Natera, Inc.(a)	155,212	6,801,390
Total		12,503,210
Health Care Equipment & Supplies 3.4%
Axonics, Inc.(a)	66,530	4,686,373
Inspire Medical Systems, Inc.(a)	13,545	2,402,477
Insulet Corp.(a)	30,259	6,941,415
Total		14,030,265
Wanger Acorn | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.5%
Amedisys, Inc.(a)	64,980	6,289,414
Chemed Corp.	23,512	10,264,399
P3 Health Partners, Inc., Class A(a),(b)	411,710	1,902,100
Total		18,455,913
Health Care Technology 1.4%
Doximity, Inc., Class A(a),(b)	194,664	5,882,746
Life Sciences Tools & Services 5.1%
Bio-Techne Corp.	33,550	9,528,200
DNA Script(a),(c),(d),(e)	2,550	1,004,100
Repligen Corp.(a)	56,174	10,510,717
Total		21,043,017
Pharmaceuticals 1.3%
Catalent, Inc.(a)	74,597	5,397,839
Total Health Care		77,312,990
Industrials 23.2%
Aerospace & Defense 3.1%
Axon Enterprise, Inc.(a)	53,633	6,208,020
Curtiss-Wright Corp.	47,841	6,657,553
Total		12,865,573
Building Products 0.9%
Simpson Manufacturing Co., Inc.	27,348	2,144,083
Trex Company, Inc.(a)	39,629	1,741,298
Total		3,885,381
Commercial Services & Supplies 1.0%
Rollins, Inc.	125,997	4,369,576
Electrical Equipment 4.2%
AMETEK, Inc.	77,320	8,768,861
Atkore, Inc.(a)	42,439	3,302,179
Generac Holdings, Inc.(a)	29,193	5,200,441
Total		17,271,481
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.9%
Evoqua Water Technologies Corp.(a)	96,708	3,198,134
Ingersoll Rand, Inc.	99,917	4,322,410
Kornit Digital Ltd.(a)	79,885	2,125,740
Middleby Corp. (The)(a)	61,920	7,936,286
SPX Technologies, Inc.(a)	122,720	6,776,598
Total		24,359,168
Professional Services 6.1%
Booz Allen Hamilton Holding Corp.	79,904	7,379,134
CoStar Group, Inc.(a)	173,013	12,050,356
ICF International, Inc.	54,348	5,925,019
Total		25,354,509
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	77,990	8,121,879
Total Industrials		96,227,567
Information Technology 18.4%
Electronic Equipment, Instruments & Components 2.2%
CDW Corp.	57,510	8,976,161
IT Services 3.1%
DigitalOcean Holdings, Inc.(a)	60,569	2,190,781
Endava PLC, ADR(a)	37,481	3,022,093
MongoDB, Inc.(a)	20,846	4,139,182
VeriSign, Inc.(a)	20,732	3,601,148
Total		12,953,204
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology, Inc.	54,779	2,350,567
Monolithic Power Systems, Inc.	11,007	3,999,944
Wolfspeed, Inc.(a)	15,567	1,609,005
Total		7,959,516
Software 11.2%
Bill.com Holdings, Inc.(a)	34,767	4,602,108
Crowdstrike Holdings, Inc., Class A(a)	26,457	4,360,378
Datadog, Inc., Class A(a)	33,735	2,994,993
Five9, Inc.(a)	79,045	5,926,794
HubSpot, Inc.(a)	19,019	5,137,412
Paycom Software, Inc.(a)	34,170	11,275,758

2	Wanger Acorn | Third Quarter Report 2022

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Workiva, Inc., Class A(a)	36,095	2,808,191
Zscaler, Inc.(a)	55,636	9,144,890
Total		46,250,524
Total Information Technology		76,139,405
Materials 1.7%
Chemicals 1.7%
Albemarle Corp.	12,634	3,340,935
Avient Corp.	123,661	3,746,928
Total		7,087,863
Total Materials		7,087,863
Real Estate 2.9%
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	85,143	7,804,207
FirstService Corp.	34,470	4,102,275
Total		11,906,482
Total Real Estate		11,906,482
Total Common Stocks (Cost $437,360,519)		405,688,355

Securities Lending Collateral 1.9%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(f),(g)	7,966,275	7,966,275
Total Securities Lending Collateral (Cost $7,966,275)		7,966,275

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(h)	10,186,369	10,181,276
Total Money Market Funds (Cost $10,179,787)		10,181,276
Total Investments in Securities (Cost: $455,506,581)		423,835,906
Obligation to Return Collateral for Securities Loaned		(7,966,275)
Other Assets & Liabilities, Net		(1,390,761)
Net Assets		414,478,870

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $7,455,719.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $1,004,100, which represents 0.24% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $1,004,100, which represents 0.24% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	1,004,100

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
Wanger Acorn | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Wanger Acorn, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	28,253,542	228,936,139	(247,011,141)	2,736	10,181,276	(4,039)	115,512	10,186,369
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger Acorn | Third Quarter Report 2022

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3QT7064_12_A01_(11/22)